Taxes -Deferred tax assets and liabilities (Details) - SEK (kr) kr in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets and liabilities net
Deferred tax assets	kr 15	kr 7
Deferred tax liabilities	291	538
Net deferred tax liabilities (+) / tax assets (-)	276	531	kr 559
Deductible loss carry forwards	0	0
Pensions
Deferred tax assets and liabilities net
Deferred tax assets	15	7
Untaxed reserves
Deferred tax assets and liabilities net
Deferred tax liabilities	kr 291	kr 538